ACCOUNTS RECEIVABLE AND OTHER	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER
The components of accounts receivable and other are as follows:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Derivative assets	$523	$299
Accounts receivable - net of expected credit loss of $67 million (December 31, 2023 - $63 million)	941	1,355
Restricted cash	319	326
Prepaid expenses	279	270
Inventory	278	131
Other current assets(1)	504	1,102
Total accounts receivable and other	$2,844	$3,483
(1)The prior year includes loans secured by a portfolio of 75 multifamily assets in San Francisco in foreclosure. In the six months ended June 30, 2024, these assets were acquired out of foreclosure and are subsequently being reported in investment properties on the condensed consolidated balance sheet.